Intangible Asset	12 Months Ended
Dec. 31, 2018
Intangible Asset
Intangible Asset

Note 6—Intangible Asset

Intangible asset consists of the following:

	Successor	Predecessor
	December 31, 2018	December 31, 2017
(in thousands)
Client-related intangible asset	$100,000	$—
Accumulated amortization	(14,947)	—
Intangible asset, net	$85,053	$—

During the Successor period in 2018, amortization expense of intangible asset was $14.9 million, based on an amortization period of 0.8 year. As of December 31, 2018, the estimated 2019 amortization expense is $85.1 million.